Debt - Convertible Notes (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) day $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Warrant liability			$ 61,447,000		$ 39,670,000	$ 0
Amortization of debt issuance cost and debt discounts			3,755,000	$ 86,000	6,045,000	306,000	$ 247,000
Convertible Debt [Abstract]
Total			139,265,000		133,252,000	24,574,000
Convertible note warrants
Debt Instrument [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares) | shares		5,112,086
Exercise price of warrants (in dollars per share) | $ / shares		$ 0.01
Warrants term		7 years
Warrant liability		$ 29,000,000.0
Fair value of embedded derivative liability		68,500,000
Convertible note warrants | Subsequent event
Debt Instrument [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares) | shares	1,278,020
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.01
Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 200,000,000.0
Interest rate		5.00%
Paid-in-kind interest rate		4.50%
Conversion terms, minimum IPO gross proceeds		$ 100,000,000
Conversion terms, period after Note Purchase Agreement		36 months
Conversion terms, discount coefficient		90.00%
Conversion terms, discount coefficient reduction every six months		2.75%
Conversion terms, discount coefficient if following Qualified Financing		75.00%
Conversion terms, discount coefficient if following SPAC Transaction		75.00%
Conversion terms, share price for automatic conversion (in dollars per share) | $ / shares		$ 6.9075
Conversion terms, threshold trading days | day		20
Conversion terms, threshold percentage of stock price trigger		150.00%
Conversion terms, period from closing of SPAC Transaction		6 months
Conversion terms, stock price threshold		175.00%
Conversion terms, stock price multiplication factor		75.00%
Conversion terms, event of liquidation or sale, conversion price percentage		150.00%
Covenant, required minimum liquidity		$ 75,000,000.0
Covenant, required minimum liquidity, multiple factor of cash burn		4
Debt issuance costs incurred		$ 5,100,000
Amortization of debt issuance cost and debt discounts			3,700,000		5,600,000
Convertible Debt [Abstract]
Principal			200,000,000		200,000,000
PIK interest			5,758,000		3,501,000
Total principal			205,758,000		203,501,000
Less debt discount and issuance costs			(93,322,000)		(97,058,000)
Total			$ 112,436,000		$ 106,443,000	$ 0
Convertible Notes | Subsequent event
Convertible Debt [Abstract]
Debt amount converted	$ 46,500,000